Equity Line of Credit ("ELOC")	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Equity Line of Credit ("ELOC") [Line Items]
Equity Line of Credit ("ELOC")

8.      Equity Line of Credit (“ELOC”)

On October 29, 2024, the Company entered into the ELOC Agreement with Helena Global Investment Opportunities I Ltd (“Helena”). Under the ELOC Agreement, the Company will have the right to issue and to sell to Helena from time to time, up to $40,000,000 of the Company’s common shares following the closing of the De-SPAC Transaction and the effectiveness of the registration statement registering the Company’s common shares being sold under the ELOC Agreement (the “Helena Registration Statement”). As a commitment fee in connection with the execution of the ELOC Agreement, 50,000 shares of the Company was issued upon closing of the De-SPAC transaction. Following the closing of the De-SPAC Transaction and the Helena Registration Statement becoming effective, the Company issued to Helena common shares equal to $125,000 divided by the greater of (i) the lowest one-day VWAP during the five trading days immediately preceding the effectiveness date of such Registration Statement and (ii) $7.50. On March 17, 2025, the Company issued 16,666 shares in satisfaction of this obligation.

The Company may require that Helena purchase the Company’s common shares by delivering one or more advance notices to Helena setting forth, in each advance notice, the amount of advance it is requesting, which amount may not exceed an amount equal to the lesser of (i) 100% of the average of the daily value traded of the common shares over the 10 trading days immediately preceding such advance notice, and (ii) $8,000,000. However, in no event may the number of common shares issuable to Helena pursuant to an advance cause the aggregate number of shares beneficially owned (as calculated pursuant to Section 13 (d) of the Exchange Act) by Helena and its affiliates as a result of previous issuances and sales of common shares to Helena under the ELOC Agreement to exceed 9.99% of the then outstanding common shares.

On March 18, 2025, the Company and Helena entered into a first amendment to ELOC Agreement, which allows Helena to permit Secondary Advances, as defined in the amendment, as well as to update references to “Common Stock” in the ELOC Agreement to “Common Shares”. On August 4, 2025, the Company and Helena entered into a second amendment to ELOC Agreement, which increased the commitment amount from $40,000,000 to $300,000,000.

On December 3, 2025, the Company entered a side letter with Helena, amending the terms of the Company’s existing convertible note and ELOC Agreement. The amendment places temporary limits on Helena’s sales of conversion shares, subject to trading-volume conditions, and requires the Company to submit advance notices sufficient to receive at least $7,500,000 in net proceeds under the ELOC prior to February 28, 2026. The Company has not submitted advance notices to receive sufficient net proceeds as of February 28, 2026, as the Company subsequently entered into a binding term sheet for a merger (Note 18), which placed restrictions on further drawdowns of the ELOC by the Company.

As at April 30, 2026, $5,649,011 have been drawn against the ELOC through the issuance of 2,257,700 shares. During the nine months ended April 30, 2026, $2,320,930 has been drawn against the ELOC through the issuance of 1,412,000 shares (Note 14).

On June 3, 2026, the Company terminated the ELOC Agreement with Helena.

7.      Equity Line of Credit (“ELOC”)

On October 29, 2024, the Company entered into the ELOC Agreement with Helena Global Investment Opportunities I Ltd (“Helena I”). Under the ELOC Agreement, the Company will have the right to issue and to sell to Helena I from time to time, up to $40,000,000 of the Company’s common shares following the closing of the De-SPAC Transaction and the effectiveness of the registration statement registering the Company’s common shares being sold under the ELOC Agreement (the “Helena I Registration Statement”). As a commitment fee in connection with the execution of the ELOC Agreement, 50,000 shares of the Company was issued upon closing of the De-SPAC transaction (Note 13). Following the closing of the De-SPAC Transaction and the Helena I Registration Statement becoming effective, the Company issued to Helena I common shares equal to $125,000 divided by the greater of (i) the lowest one-day VWAP during the five trading days immediately preceding the effectiveness date of such Registration Statement and (ii) $7.50. On March 17, 2025, the Company issued 16,666 shares (Note 13) in satisfaction of this obligation.

The Company may require that Helena purchase the Company’s common shares by delivering one or more advance notices to Helena setting forth, in each advance notice, the amount of advance it is requesting, which amount may not exceed an amount equal to the lesser of (i) 100% of the average of the daily value traded of the common shares over the 10 trading days immediately preceding such advance notice, and (ii) $8,000,000. However, in no event may the number of common shares issuable to Helena pursuant to an advance cause the aggregate number of shares beneficially owned (as calculated pursuant to Section 13 (d) of the Exchange Act) by Helena and its affiliates as a result of previous issuances and sales of common shares to Helena under the ELOC Agreement to exceed 9.99% of the then outstanding common shares.

On March 18, 2025, the Company and Helena entered into a first amendment to ELOC Agreement, which allows Helena to permit Secondary Advances, as defined in the amendment, as well as to update references to “Common Stock” in the ELOC Agreement to “Common Shares”. On August 4, 2025, the Company and Helena entered into a second amendment to ELOC Agreement, which increased the commitment amount from $40,000,000 to $300,000,000.

As at July 31, 2025, $3,328,081 have been drawn against the ELOC through the issuance of 845,700 shares (Note 13).